Basis for Preparation	12 Months Ended
Dec. 31, 2021
Basis for Preparation
Basis for Preparation
2	Basis for Preparation

2.1 Compliance statement

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standars (IFRS) as issued by the International Accounting Board (IASB).

They were authorised for issue by the Company’s board of directors on April 15, 2022.

2.2 Functional currency and presentation currency

These consolidated financial statements are presented in Brazilian Reais (BRL or R$), which is the functional currency of the company and its subsidiaries. All balances were rounded to the nearest thousand, unless otherwise noted.

2.3 Use of estimates and judgments

In preparing these consolidated financial statements, management has made judgments, estimates and assumptions that affect the application of the accounting policies of the Group and the reported amounts of assets, liabilities, revenues and expenses. Actual results may differ from such estimates.

Estimates and assumptions are reviewed on an ongoing basis. Reviews to the estimates are recognized prospectively.

(i)   Judgments

The information on judgments made in the application of the accounting policies that have significant effects on the amounts recognized in the financial statements are included in the following notes:

●	Classification of financial assets (see notes 4 and 8) - evaluation of the business model in which the assets are held and evaluation if the contractual terms of the financial asset relate only to payments of principal and interest (SPPI test).
●	The measurement of the provision for expected credit losses on financial assets measured at amortized cost and fair value through other comprehensive income (FVOCI) requires the use of complex quantitative models and assumptions about future economic conditions and credit behavior. Several significant judgments are also needed to apply the accounting requirements for measuring expected credit loss, such as: determining the criteria to evaluate the significant increase in credit risk; selecting quantitative models and appropriate assumptions for measuring expected credit loss; and establishing different prospective scenarios and their weighting, among others.

(ii)  Uncertainties related to assumptions and estimates

Information on the uncertainties related to assumptions and estimates with a significant risk of resulting in a material adjustment in accounting balances of assets and liabilities are included in the following notes:

●	Deferred tax assets (see note 32d) - availability of future taxable income.
●	Fair value of financial instruments, including derivative financial instruments (see notes 4, 7 and 8b) - Determination of the fair value of financial instruments with significant non-observable inputs.
●	Expected credit loss (see notes notes 4 and 12b) - determination of inputs into the ECL measurement model, including key assumptions used in estimating recoverable cash flows and incorporation of forward-looking information.

2.4  Basis for measurement

The consolidated financial statements were prepared considering the historical cost, except for the following material items recognized in the balance sheets:

●	derivative financial instruments are measured at fair value;
●	non-derivative financial instruments at fair value through profit or loss (FVTPL) are measured at fair value; and
●	FVOCI debt securities are measured at fair value.